ACCRUED EXPENSES AND OTHER LIABILITIES (Details Narrative)	Jun. 30, 2026 CNY (¥)
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest free loans	¥ 1,995,520